Geographical Segmented Information	12 Months Ended
Dec. 31, 2021
Geographical Segmented Information Disclosure [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION
17.	GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in one business activity, being the development of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. Revenue earned during the year ended December 31, 2020 is from one customer based in the United States and receivables of $373,202 were due from that customer. No revenue was earned from the same customer for the year ended December 31, 2021.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

December 31, 2021
Canada	$9,068	$-	$-	$-	$-
USA	-	100,000	6,580,660	326,945	9,172,507

	$9,068	$100,000	6,580,660	$326,945	$9,172,507

December 31, 2020
Canada	$8,851	$-	$-	$34,115	$-
USA	-	98,393	-	447,746	1,737,416

	$8,851	$98,393	-	$481,861	$1,737,416